Fair Value Measurement - Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities (Details)	Sep. 30, 2025	Jul. 11, 2025
Warrant Liabilities [Member] | Measurement Input, Risk Free Interest Rate [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities Measurement	3.73	3.99
Warrant Liabilities [Member] | Measurement Input, Expected Term [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities Measurement	4.8	5
Warrant Liabilities [Member] | Measurement Input, Price Volatility [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities Measurement	91.8	42
Warrant Liabilities [Member] | Measurement Input, Exercise Price [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities Measurement	11.5	11.5
Warrant Liabilities [Member] | Fair value of Common stock [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities Measurement	0.3	2.5
Loan Payable - Related Party [Member] | Measurement Input, Risk Free Interest Rate [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities Measurement	3.66	4
Loan Payable - Related Party [Member] | Measurement Input, Expected Term [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities Measurement	1.28	1.5
Loan Payable - Related Party [Member] | Measurement Input, Price Volatility [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities Measurement	72.6	82.7
Loan Payable - Related Party [Member] | Fair value of Common stock [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities Measurement	0.3	2.5